Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000017223
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,429	$ 17,819	$ 17,451	$ 17,856	$ 17,524	$ 17,252	$ 16,964	$ 16,633	$ 16,183	$ 16,742	$ 16,287	$ 16,046	$ 15,975	$ 15,271	$ 14,192	$ 14,575	$ 15,065	$ 15,357	$ 14,980	$ 14,455	$ 14,639	$ 14,523	$ 14,206	$ 14,647	$ 13,904	$ 14,234	$ 13,354	$ 12,948	$ 13,993	$ 14,461	$ 13,842	$ 14,812	$ 14,702	$ 15,615	$ 15,548	$ 15,896	$ 16,354	$ 15,951	$ 16,189	$ 15,768	$ 16,238	$ 16,030	$ 15,926	$ 15,749	$ 15,530	$ 15,110	$ 14,845	$ 14,692	$ 14,739	$ 14,287	$ 13,269	$ 13,463	$ 13,728	$ 13,281	$ 12,805	$ 12,535	$ 12,176	$ 11,501	$ 12,977	$ 13,546	$ 13,612	$ 13,353	$ 13,237	$ 13,065	$ 12,872	$ 12,872	$ 12,861	$ 12,402	$ 12,723	$ 12,454	$ 12,284	$ 12,082	$ 11,328	$ 11,923	$ 11,833	$ 12,459	$ 12,374	$ 12,327	$ 12,035	$ 12,024	$ 12,045	$ 12,019	$ 12,171	$ 12,656	$ 12,268	$ 12,116	$ 11,926	$ 11,793	$ 11,603	$ 11,562	$ 11,312	$ 11,312	$ 11,109	$ 10,993	$ 10,926	$ 10,693	$ 10,527	$ 10,357	$ 10,294	$ 10,433	$ 10,406	$ 10,420	$ 10,173	$ 10,097	$ 10,075	$ 9,976	$ 9,555	$ 9,555	$ 9,856	$ 9,959	$ 10,032	$ 9,619	$ 9,895	$ 10,324	$ 10,260	$ 10,385	$ 10,324	$ 10,150	$ 10,240	$ 9,821	$ 10,000
C000017251
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,705	15,788	15,622	15,705	15,484	15,262	15,041	14,902	14,736	14,841	14,685	14,659	14,659	14,164	13,565	13,774	13,930	13,904	13,722	13,513	13,669	13,585	13,388	13,585	13,166	13,265	12,969	12,599	13,043	13,388	12,624	13,511	13,437	13,888	13,982	14,075	14,450	14,169	14,309	14,356	14,356	14,286	14,262	14,099	14,052	13,938	13,893	13,871	13,893	13,670	13,247	13,135	13,313	13,224	12,555	12,578	12,020	11,566	12,804	13,014	13,077	12,867	12,804	12,783	12,720	12,615	12,531	12,196	12,342	12,155	12,036	11,838	11,304	11,561	11,660	11,858	11,799	11,680	11,561	11,561	11,541	11,468	11,541	11,650	11,595	11,577	11,541	11,522	11,413	11,395	11,267	11,267	11,158	11,043	11,078	10,923	10,786	10,631	10,648	10,648	10,580	10,356	10,099	10,047	9,996	9,701	9,444	9,411	9,556	9,782	9,959	9,669	9,943	10,153	10,185	10,330	10,346	10,227	10,227	10,045	10,000
C000017245
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 16,909	17,438	17,241	17,862	17,717	17,189	16,630	16,712	16,008	16,689	16,167	15,492	15,461	14,714	13,394	14,080	14,888	15,441	15,093	14,510	14,878	14,705	14,136	14,746	13,324	13,974	12,410	11,851	13,294	14,004	13,030	14,512	14,482	16,031	16,051	17,121	18,638	17,895	18,777	18,073	19,213	18,460	18,242	18,172	17,785	17,054	17,113	17,005	17,240	16,341	14,583	15,091	15,345	14,622	13,938	13,215	12,327	11,316	13,034	13,869	14,052	13,591	13,303	12,909	12,813	13,034	13,121	12,180	12,909	12,314	12,090	11,586	10,708	11,548	11,483	12,734	12,734	12,734	12,529	12,659	12,678	12,557	12,742	13,537	12,853	12,594	12,539	12,446	12,197	12,104	11,845	11,734	11,374	11,064	10,871	10,521	10,244	10,170	10,115	10,428	10,373	10,336	9,922	10,124	10,060	9,932	9,347	9,292	9,877	10,096	10,169	9,521	9,877	10,517	10,407	10,590	10,444	10,326	10,444	9,909	10,000
C000069664
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,669	14,123	13,817	14,049	13,732	13,458	13,215	13,268	12,962	13,143	12,889	12,818	12,940	12,625	12,137	12,259	12,513	12,706	12,483	12,208	12,462	12,401	12,326	12,636	12,186	12,364	11,914	11,764	12,495	12,655	12,251	12,936	12,974	13,241	12,849	12,928	13,162	12,736	13,162	12,849	13,006	12,867	12,745	12,588	12,458	12,007	11,947	11,700	11,675	11,308	10,558	10,627	10,831	10,567	10,243	10,124	9,851	9,481	10,713	11,102	11,044	10,796	10,829	10,730	10,655	10,606	10,564	10,341	10,490	10,410	10,299	10,163	9,630	9,885	9,885	10,187	10,219	10,203	10,187	10,203	10,131	10,092	10,038	10,692	10,598	10,521	10,427	10,380	10,388	10,326	10,178	10,178	10,131	10,057	10,065	9,951	9,867	9,761	9,920	10,057	9,974	10,027	9,966	9,753	9,707	9,571	9,252	9,266	9,371	9,497	9,638	9,452	9,557	9,832	9,854	10,062	10,122	10,029	10,094	10,014	10,000
C000077948
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 13,221	13,671	13,375	13,610	13,293	13,037	12,813	12,864	12,567	12,743	12,506	12,437	12,556	12,269	11,786	11,914	12,161	12,358	12,141	11,875	12,131	12,074	12,010	12,312	11,882	12,047	11,617	11,479	12,193	12,349	11,964	12,633	12,678	12,947	12,564	12,649	12,879	12,470	12,887	12,589	12,742	12,606	12,495	12,342	12,214	11,782	11,723	11,489	11,463	11,103	10,374	10,441	10,651	10,391	10,081	9,963	9,695	9,334	10,558	10,941	10,884	10,648	10,672	10,582	10,517	10,468	10,427	10,207	10,354	10,282	10,180	10,038	9,518	9,770	9,770	10,077	10,109	10,101	10,085	10,101	10,030	9,998	9,944	10,593	10,500	10,430	10,338	10,299	10,307	10,245	10,106	10,106	10,060	9,994	10,001	9,888	9,812	9,706	9,865	10,001	9,926	9,986	9,926	9,706	9,676	9,539	9,220	9,235	9,346	9,472	9,613	9,435	9,539	9,814	9,843	10,051	10,111	10,029	10,094	10,007	10,000
C000017204
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,433	17,925	17,125	17,346	17,250	16,990	16,382	16,093	15,543	16,437	15,639	14,975	14,804	13,788	12,819	13,313	13,864	14,082	13,693	12,867	13,018	12,930	12,837	13,303	12,258	12,986	12,147	11,083	12,053	12,594	11,848	13,191	12,912	13,695	13,469	13,839	14,489	13,424	13,569	13,099	13,785	13,442	13,180	13,036	12,792	12,641	11,623	11,543	11,437	11,172	10,074	10,428	10,773	10,384	10,092	10,083	9,950	8,885	11,049	12,269	13,020	12,697	12,196	11,663	11,049	11,793	11,599	10,751	11,655	11,045	11,241	10,906	9,793	10,899	10,455	11,285	11,394	11,146	10,783	10,674	10,724	10,738	10,869	11,422	10,942	10,968	10,587	10,435	10,192	10,107	9,969	9,857	9,679	9,604	9,526	9,105	8,904	8,788	8,632	8,762	8,833	8,865	8,522	8,697	8,568	8,612	8,204	8,399	9,313	9,477	9,508	9,033	9,490	10,318	10,330	10,507	10,233	10,288	10,276	9,661	10,000
C000017214
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,612	20,203	18,821	19,447	19,225	19,486	18,051	18,260	17,608	19,044	18,295	17,507	17,700	15,956	14,496	15,556	16,551	17,080	16,589	15,052	15,104	15,406	15,829	16,053	14,896	15,593	15,244	14,336	15,655	16,202	14,709	16,177	16,526	18,270	18,215	18,314	20,694	19,937	20,957	19,652	20,496	20,244	19,937	19,038	19,400	18,929	18,991	18,449	18,178	16,947	15,039	14,684	14,861	14,079	13,370	13,088	11,847	10,325	12,778	13,882	13,964	13,749	13,166	12,819	12,747	13,299	13,197	12,287	13,330	12,873	13,071	12,576	11,407	12,963	12,747	14,637	14,951	14,124	13,971	13,872	13,197	13,315	13,243	13,899	13,201	13,141	12,762	12,671	12,196	12,112	12,015	11,715	11,739	11,534	11,414	11,123	10,810	10,764	10,046	10,462	10,508	10,548	9,880	10,103	9,949	9,726	8,886	8,934	9,910	10,290	10,171	9,640	10,328	11,096	11,011	11,001	10,584	10,968	10,688	9,812	10,000
C000017231
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,209	18,542	16,985	17,458	17,471	17,944	16,449	16,898	16,162	17,290	16,378	15,712	16,203	14,695	13,538	14,274	15,174	15,852	15,011	13,807	14,251	14,495	15,170	15,502	14,096	14,783	14,273	12,889	14,406	14,838	13,553	15,203	14,960	16,092	15,919	15,703	16,742	15,908	16,298	15,638	16,071	15,811	15,973	16,157	15,660	14,871	14,090	13,011	12,829	11,974	10,381	10,210	10,648	10,381	9,975	9,889	9,611	8,511	11,175	12,592	12,932	12,413	12,110	11,978	11,449	12,299	12,120	11,496	12,356	11,933	12,229	11,767	10,643	12,011	11,802	12,952	13,240	12,918	12,717	12,761	12,403	12,332	12,133	12,792	12,672	12,849	12,459	12,381	11,658	11,885	11,708	11,538	11,786	11,768	11,748	11,596	11,465	11,190	10,350	10,563	10,591	10,377	9,854	10,247	10,185	9,907	9,164	9,152	9,809	10,380	10,073	9,514	9,907	10,485	10,872	10,847	10,528	10,416	10,326	9,618	10,000
C000017232
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 16,602	17,900	16,398	16,854	16,878	17,335	15,893	16,337	15,628	16,723	15,851	15,206	15,693	14,232	13,111	13,836	14,708	15,376	14,561	13,394	13,825	14,072	14,739	15,062	13,695	14,363	13,878	12,532	14,018	14,438	13,200	14,815	14,567	15,676	15,517	15,317	16,331	15,517	15,908	15,264	15,697	15,454	15,612	15,792	15,317	14,538	13,784	12,736	12,558	11,731	10,170	10,003	10,442	10,181	9,793	9,709	9,437	8,351	10,971	12,364	12,699	12,206	11,909	11,788	11,268	12,104	11,928	11,314	12,169	11,760	12,053	11,605	10,496	11,846	11,640	12,784	13,076	12,750	12,569	12,612	12,259	12,192	12,002	12,656	12,543	12,719	12,340	12,262	11,553	11,785	11,609	11,441	11,686	11,677	11,663	11,513	11,389	11,115	10,287	10,506	10,526	10,328	9,807	10,198	10,143	9,865	9,129	9,117	9,779	10,349	10,049	9,491	9,889	10,472	10,858	10,839	10,521	10,411	10,321	9,617	10,000
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Account Value	24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	15,985	16,302	16,451	17,300	16,846	16,379	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,666	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	23,630	24,281	23,371	23,927	23,391	22,860	22,392	21,992	21,136	21,880	21,210	20,363	20,320	19,302	17,670	18,284	19,087	19,654	18,930	17,889	18,111	17,886	17,463	17,963	16,730	17,392	16,165	15,231	16,861	17,479	16,316	17,858	17,849	19,389	19,002	19,446	20,513	19,733	20,283	19,347	20,146	19,660	19,566	19,336	19,049	18,260	17,800	17,331	17,354	16,528	14,666	14,990	15,466	14,581	13,863	13,432	12,839	11,563	13,513	14,722	14,920	14,407	14,057	13,680	13,399	13,748	13,707	12,883	13,700	13,263	13,130	12,774	11,814	12,737	12,563	13,632	13,611	13,488	13,129	13,209	13,155	13,035	13,283	13,860	13,151	12,939	12,690	12,440	12,177	12,133	11,809	11,738	11,508	11,327	11,195	10,895	10,606	10,382	10,270	10,474	10,394	10,358	9,917	9,989	9,970	9,812	9,122	9,169	9,784	9,968	10,029	9,327	9,681	10,375	10,319	10,550	10,541	10,257	10,394	9,844	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Account Value	23,630	24,281	23,371	23,927	23,391	22,860	22,392	21,992	21,136	21,880	21,210	20,363	20,320	19,302	17,670	18,284	19,087	19,654	18,930	17,889	18,111	17,886	17,463	17,963	16,730	17,392	16,165	15,231	16,861	17,479	16,316	17,858	17,849	19,389	19,002	19,446	20,513	19,733	20,283	19,347	20,146	19,660	19,566	19,336	19,049	18,260	17,800	17,331	17,354	16,528	14,666	14,990	15,466	14,581	13,863	13,432	12,839	11,563	13,513	14,722	14,920	14,407	14,057	13,680	13,399	13,748	13,707	12,883	13,700	13,263	13,130	12,774	11,814	12,737	12,563	13,632	13,611	13,488	13,129	13,209	13,155	13,035	13,283	13,860	13,151	12,939	12,690	12,440	12,177	12,133	11,809	11,738	11,508	11,327	11,195	10,895	10,606	10,382	10,270	10,474	10,394	10,358	9,917	9,989	9,970	9,812	9,122	9,169	9,784	9,968	10,029	9,327	9,681	10,375	10,319	10,550	10,541	10,257	10,394	9,844	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Account Value	33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,680	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,706	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,680	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,706	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,680	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,706	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Account Value	11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
DWS Index: Blended Index 60/40
Account Value [Line Items]
Account Value	18,693	19,078	18,583	19,010	18,645	18,252	17,914	17,614	17,085	17,596	17,204	16,855	16,811	16,102	15,003	15,371	15,917	16,228	15,874	15,353	15,514	15,343	14,921	15,334	14,529	14,901	14,036	13,606	14,706	15,197	14,446	15,345	15,291	16,318	16,276	16,620	17,279	16,877	17,115	16,615	17,097	16,849	16,710	16,530	16,351	15,882	15,703	15,567	15,647	15,204	14,103	14,329	14,620	14,139	13,611	13,305	12,917	12,042	13,166	13,759	13,752	13,460	13,267	13,035	12,894	12,960	12,921	12,368	12,750	12,491	12,307	12,108	11,502	11,938	11,811	12,413	12,402	12,319	12,090	12,135	12,099	12,061	12,191	12,553	12,192	12,054	11,923	11,771	11,653	11,586	11,373	11,345	11,162	11,022	10,943	10,729	10,541	10,394	10,441	10,576	10,535	10,509	10,212	10,171	10,159	10,042	9,571	9,581	9,898	10,025	10,089	9,627	9,823	10,258	10,179	10,370	10,385	10,212	10,290	9,983	10,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Account Value	16,409	16,479	16,293	16,383	16,120	15,867	15,562	15,413	15,240	15,394	15,213	15,168	15,165	14,625	13,987	14,164	14,332	14,290	14,088	13,863	13,996	13,861	13,709	13,887	13,364	13,465	13,219	12,853	13,386	13,721	12,944	13,888	13,852	14,370	14,515	14,641	15,052	14,773	14,928	14,955	14,952	14,869	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,019	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,193	13,157	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,892	11,757	11,744	11,641	11,510	11,535	11,357	11,207	10,991	11,034	11,000	10,929	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,377	10,254	10,309	10,069	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,342	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,074	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,768	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	20,690	21,179	20,457	20,901	20,552	20,086	19,703	19,371	18,693	19,340	18,864	18,400	18,261	17,459	16,180	16,593	17,245	17,571	17,173	16,497	16,664	16,431	15,957	16,358	15,450	15,945	15,043	14,381	15,598	16,207	15,248	16,315	16,265	17,479	17,287	17,654	18,454	17,931	18,192	17,503	18,075	17,776	17,496	17,278	17,087	16,512	16,196	15,979	16,123	15,654	14,344	14,675	15,038	14,406	13,879	13,593	13,128	12,136	13,401	14,162	14,141	13,853	13,590	13,341	13,166	13,252	13,198	12,571	13,027	12,711	12,524	12,268	11,599	12,180	12,063	12,748	12,723	12,590	12,320	12,328	12,248	12,177	12,342	12,748	12,335	12,202	12,025	11,866	11,698	11,656	11,449	11,422	11,230	11,089	11,009	10,778	10,592	10,414	10,383	10,550	10,513	10,510	10,189	10,214	10,174	10,051	9,570	9,599	9,976	10,110	10,154	9,620	9,854	10,337	10,188	10,391	10,374	10,217	10,316	9,936	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Account Value	10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,342	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,074	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,768	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
DWS Index: Blended Index
Account Value [Line Items]
Account Value	20,690	21,179	20,457	20,901	20,552	20,086	19,703	19,371	18,693	19,340	18,864	18,400	18,261	17,459	16,180	16,593	17,245	17,571	17,173	16,497	16,664	16,431	15,957	16,358	15,450	15,945	15,043	14,381	15,598	16,207	15,248	16,315	16,265	17,479	17,287	17,654	18,454	17,931	18,192	17,503	18,075	17,776	17,496	17,278	17,087	16,512	16,196	15,979	16,123	15,654	14,344	14,675	15,038	14,406	13,879	13,593	13,128	12,136	13,401	14,162	14,141	13,853	13,590	13,341	13,166	13,252	13,198	12,571	13,027	12,711	12,524	12,268	11,599	12,180	12,063	12,748	12,723	12,590	12,320	12,328	12,248	12,177	12,342	12,748	12,335	12,202	12,025	11,866	11,698	11,656	11,449	11,422	11,230	11,089	11,009	10,778	10,592	10,414	10,383	10,550	10,513	10,510	10,189	10,214	10,174	10,051	9,570	9,599	9,976	10,110	10,154	9,620	9,854	10,337	10,188	10,391	10,374	10,217	10,316	9,936	10,000
DWS Index: MSCI World Index
Account Value [Line Items]
Account Value	25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,821	22,803	23,683	22,945	22,012	21,751	20,733	18,956	19,522	20,403	20,902	20,222	19,069	19,262	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,782	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012	14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069	13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753	13,677	13,510	13,101	13,107	13,026	12,878	13,165	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Account Value	22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,498	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600	10,000
DWS Index: Russell 2500™ Growth Index
Account Value [Line Items]
Account Value	24,677	26,891	24,032	24,092	23,705	23,890	22,518	22,640	21,757	23,509	22,892	21,176	21,666	19,494	17,907	19,242	20,475	21,344	20,655	19,143	19,164	19,409	19,724	20,041	18,217	19,370	18,810	17,397	19,036	19,405	17,418	18,713	19,178	21,651	21,496	21,431	24,688	24,568	25,903	24,639	25,614	24,989	25,541	24,241	24,934	24,087	24,919	24,160	23,503	21,641	18,890	18,669	18,814	18,004	17,069	16,463	14,907	12,847	15,614	16,750	16,732	16,578	15,521	15,132	15,422	15,873	15,629	14,501	15,533	15,008	15,045	14,115	12,613	14,148	13,886	15,782	16,016	15,002	14,726	14,604	13,866	13,955	13,842	14,311	13,631	13,594	13,160	12,817	12,302	12,278	12,117	11,847	11,842	11,637	11,552	11,212	10,952	10,855	10,118	10,675	10,644	10,571	9,978	10,053	9,809	9,716	9,022	8,994	9,981	10,347	10,118	9,615	10,171	10,938	10,809	10,845	10,520	10,744	10,571	9,846	10,000
DWS Index: Russell 2500™ Value Index
Account Value [Line Items]
Account Value	21,204	22,844	20,992	21,260	20,962	20,963	19,393	19,791	18,991	20,265	19,314	18,569	19,105	17,291	15,852	16,795	17,744	18,455	17,433	16,010	16,480	16,703	17,606	18,119	16,473	17,514	16,676	15,084	16,781	17,324	15,795	17,736	17,403	18,668	18,283	17,989	18,953	18,016	18,665	17,819	18,307	17,929	18,196	18,439	18,072	17,328	16,509	15,160	14,832	13,868	11,803	11,542	12,004	11,482	11,147	10,943	10,466	9,243	12,313	13,627	14,142	13,728	13,399	13,209	12,631	13,277	13,192	12,390	13,401	12,947	13,122	12,724	11,445	12,868	12,629	13,810	14,030	13,718	13,450	13,379	12,851	12,713	12,575	13,224	13,059	13,007	12,595	12,527	11,947	12,158	12,064	11,752	12,013	12,025	12,120	11,898	11,833	11,505	10,499	10,822	10,752	10,657	10,193	10,132	9,956	9,766	8,968	8,872	9,451	9,905	9,741	9,196	9,533	10,020	10,171	10,279	10,154	10,302	10,198	9,747	10,000
DWS Index: Russell 2500™ Value Index
Account Value [Line Items]
Account Value	$ 21,204	$ 22,844	$ 20,992	$ 21,260	$ 20,962	$ 20,963	$ 19,393	$ 19,791	$ 18,991	$ 20,265	$ 19,314	$ 18,569	$ 19,105	$ 17,291	$ 15,852	$ 16,795	$ 17,744	$ 18,455	$ 17,433	$ 16,010	$ 16,480	$ 16,703	$ 17,606	$ 18,119	$ 16,473	$ 17,514	$ 16,676	$ 15,084	$ 16,781	$ 17,324	$ 15,795	$ 17,736	$ 17,403	$ 18,668	$ 18,283	$ 17,989	$ 18,953	$ 18,016	$ 18,665	$ 17,819	$ 18,307	$ 17,929	$ 18,196	$ 18,439	$ 18,072	$ 17,328	$ 16,509	$ 15,160	$ 14,832	$ 13,868	$ 11,803	$ 11,542	$ 12,004	$ 11,482	$ 11,147	$ 10,943	$ 10,466	$ 9,243	$ 12,313	$ 13,627	$ 14,142	$ 13,728	$ 13,399	$ 13,209	$ 12,631	$ 13,277	$ 13,192	$ 12,390	$ 13,401	$ 12,947	$ 13,122	$ 12,724	$ 11,445	$ 12,868	$ 12,629	$ 13,810	$ 14,030	$ 13,718	$ 13,450	$ 13,379	$ 12,851	$ 12,713	$ 12,575	$ 13,224	$ 13,059	$ 13,007	$ 12,595	$ 12,527	$ 11,947	$ 12,158	$ 12,064	$ 11,752	$ 12,013	$ 12,025	$ 12,120	$ 11,898	$ 11,833	$ 11,505	$ 10,499	$ 10,822	$ 10,752	$ 10,657	$ 10,193	$ 10,132	$ 9,956	$ 9,766	$ 8,968	$ 8,872	$ 9,451	$ 9,905	$ 9,741	$ 9,196	$ 9,533	$ 10,020	$ 10,171	$ 10,279	$ 10,154	$ 10,302	$ 10,198	$ 9,747	$ 10,000